UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/09

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

(Unaudited)

CONVERTIBLE SECURITIES AND WARRANTS — 10.4% of Net Assets

SHARES		VALUE
	Convertible Preferred (Restricted) (a) (b) — 10.1%
	Biotechnologies/Biopharmaceuticals — 1.0%
306,413	MacroGenics, Inc. Series D	$199,812
75,217	MacroGenics, Inc. Series D 18 Month Lock-up	0
2,123,077	TargeGen, Inc. Series C	2,760,000
586,871	TargeGen, Inc. Series D	762,932
		3,722,744
	Drug Discovery Technologies — 1.3%
2,380,953	Agilix Corporation Series B (c)	141,809
375,000	Ceres, Inc. Series C	2,437,500
32,193	Ceres, Inc. Series C-1	209,255
280,105	Ceres, Inc. Series D	1,820,683
40,846	Ceres, Inc. Series F	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15)	0
		4,874,746
	Healthcare Services — 1.5%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	939,506
149,183	PHT Corporation Series F (c)	116,363
		5,255,869
	Medical Devices and Diagnostics — 6.3%
3,424,756	CardioKinetix, Inc. Series C (c)	2,359,999
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
4,852,940	Concentric Medical, Inc. Series B (c)	2,523,529
1,744,186	Concentric Medical, Inc. Series C (c)	906,977
683,000	Concentric Medical, Inc. Series D (c)	355,160
652,013	Concentric Medical, Inc. Series E (c)	339,047
1,724,230	Elemé Medical, Inc. Series C (c)	927,636
2,292,152	FlowCardia, Inc. Series C	2,458,333
1,877,273	Interlace Medical, Inc. Series C (c)	2,065,000
3,669,024	Labcyte Inc. Series C	1,920,000
3,109,861	Magellan Biosciences, Inc. Series A	3,109,861
142,210	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
11,335	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1	1,548
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1	1,263
13,823,805	Palyon Medical Corporation Series A (c)	2,950,000
65,217	TherOx, Inc. Series H	108,181
149,469	TherOx, Inc. Series I	247,939
4,220	TherOx, Inc. warrants (expiration 1/26/11)	0
8,141	TherOx, Inc. warrants (expiration 6/09/10)	0
921,875	Xoft, Inc. Series D	2,304,688
176,647	Xoft, Inc. Series E	441,618

SHARES		VALUE
	Convertible Preferred (Restricted)(a) (b) — continued
N/A	Xoft, Inc. warrants (expiration 6/12/14) (d)	$0
		23,020,779
		$36,874,138

PRINCIPAL AMOUNT
	Convertible Notes (Restricted)(a) — 0.3%
	Biotechnologies/Biopharmaceuticals — 0.1%
$219,313	TargeGen, Inc., Cvt. Promissory Note, 8.00% due 2010	219,313
	Medical Devices and Diagnostics — 0.2%
188,863	CardioKinetix, Inc., Cvt. Promissory Note, 4.25% due 2010 (c)	188,863
69,858	Elemé Medical, Inc., Subordinated Cvt. Promissory Note, 10.50% due 2012 (c)	69,858
590,000	Xoft, Inc., Cvt. Promissory Note, 10.00% due 2010	590,000
		848,721
		$1,068,034
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $51,767,368)	$37,942,172

SHARES
	COMMON STOCKS AND WARRANTS — 82.6%
	Biotechnologies/Biopharmaceuticals — 24.3%
241,651	Acorda Therapeutics Inc. (b)	6,094,438
11,800	Alexion Pharmaceuticals, Inc. (b)	576,076
252,444	Amgen Inc. (b)	14,280,757
145,500	Amylin Pharmaceuticals, Inc. (b)	2,064,645
5,894,849	Antisoma plc (b) (e)	3,141,365
118,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	24,780
296,744	Celgene Corporation (b)	16,522,705
121,750	Cephalon, Inc. (b) (i)	7,598,418
211,280	Cubist Pharmaceuticals, Inc. (b)	4,007,982
165,619	Genzyme Corporation (b)	8,116,987
286,884	Gilead Sciences, Inc. (b)	12,416,340
76,175	Martek Biosciences Corporation (b)	1,442,755
69,610	OSI Pharmaceuticals, Inc. (b)	2,159,998
138,720	United Therapeutics Corporation (b)	7,303,608
188,708	XenoPort, Inc. (b)	3,502,420
		89,253,274
	Drug Delivery — 0.5%
568,311	Penwest Pharmaceuticals Co. (b)	1,471,926

SHARES		VALUE
	Drug Delivery — continued
287,106	Penwest Pharmaceuticals Co. warrants (Restricted, expiration 3/11/13) (a) (b)	$292,848
		1,764,774
	Drug Discovery Technologies — 0.1%
11,441	Clinical Data, Inc. (b)	208,913
243,433	Clinical Data, Inc. CVR (Restricted) (a) (b) (f)	41,784
70	Zyomyx, Inc. (Restricted) (a) (b)	18
		250,715
	Generic Pharmaceuticals — 10.1%
1,321,151	Akorn, Inc. (b)	2,364,860
202,223	Akorn, Inc. warrants (Restricted, expiration 3/08/11) (a) (b)	48,533
273,934	Impax Laboratories, Inc. (b)	3,725,502
169,148	Mylan Inc. (b)	3,117,398
178,300	Perrigo Company	7,103,472
369,487	Teva Pharmaceutical Industries, Ltd. (g)	20,757,780
		37,117,545
	Healthcare Services — 15.3%
286,221	Aetna Inc.	9,073,205
222,222	Aveta, Inc. (Restricted) (a) (b) (h)	2,222,220
116,446	Charles River Laboratories International, Inc. (b)	3,923,066
335,200	CVS Caremark Corporation	10,796,792
131,476	Laboratory Corporation of America Holdings (b)	9,839,664
70,514	Medco Health Solutions, Inc. (b) (i)	4,506,550
256,320	Pharmaceutical Product Development, Inc.	6,008,141
169,359	WellPoint, Inc. (b)	9,871,936
		56,241,574
	Medical Devices and Diagnostics — 23.7%
528,630	Align Technology, Inc. (b)	9,420,187
71,016	Becton, Dickinson and Company	5,600,322
509,696	Hologic, Inc. (b)	7,390,592
179,487	IDEXX Laboratories, Inc. (b)	9,591,786
173,229	Illumina, Inc. (b)	5,309,468
18,045	Intuitive Surgical, Inc. (b)	5,473,409
217,414	Inverness Medical Innovations, Inc. (b)	9,024,855
44,155	Johnson & Johnson	2,844,024
130,780	Life Technologies Corporation (b)	6,830,639
109,720	Masimo Corporation (b)	3,337,682
160,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	102,211
830,292	Medwave, Inc. (b) (c)	6,642
207,573	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b) (c)	0
96,232	Myriad Genetics, Inc. (b)	2,511,655
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	93
474,391	PerkinElmer, Inc.	9,767,711

SHARES		VALUE
	Medical Devices and Diagnostics — continued
208	Songbird Hearing, Inc. (Restricted) (a) (b)	$139
197,877	Stryker Corporation	9,967,065
		87,178,480
	Pharmaceuticals — 8.6%
91,945	Abbott Laboratories	4,964,111
359,001	Forest Laboratories, Inc. (b)	11,527,522
363,063	Pfizer Inc.	6,604,116
25,852	Shire plc (g)	1,517,512
241,885	Warner Chilcott plc (b) (i)	6,886,466
		31,499,727
	TOTAL COMMON STOCKS AND WARRANTS (Cost $288,138,567)	$303,306,089

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS — 6.9%
$10,000,000	General Electric Capital Co., 0.12% due 01/04/10	9,999,900
13,600,000	General Electric Capital Co., 0.01% due 01/08/10	13,599,974
1,785,000	General Electric Capital Co., 0.02% due 01/15/10	1,784,986
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,384,860)	$25,384,860
	TOTAL INVESTMENTS - 99.9% (Cost $365,290,795)	$366,633,121
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	$393,727
	NET ASSETS - 100%	$367,026,848

(a)               Security fair valued.

(b)              Non-income producing security.

(c)               Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $18,090,389).

(d)              Number of warrants to be determined at a future date.

(e)               Foreign security.

(f)                 Contingent Value Rights

(g)              American Depositary Receipt

(h)              Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)                  A portion of security is pledged as collateral for call options written.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2009

(Unaudited)

(Continued)

SCHEDULE OF WRITTEN OPTIONS

NUMBER OF CONTRACTS (100 SHARES EACH)		EXPIRATION DATE	CURRENT VALUE
	CALL OPTIONS WRITTEN
159	Cephalon, Inc., strike @ 60	Jan - 2010	$(54,060)
140	Medco Health Solutions, Inc., strike @ 65	Jan - 2010	(10,500)
40	Warner Chilcott plc, strike @ 30	Jan - 2010	(800)
	TOTAL CALL OPTIONS WRITTEN (Premiums received $54,680)		$(65,360)

Other Information – Financial Accounting Standards Board Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures, establishes a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 to value the Fund’s net assets:

	Level 1	Level 2	Level 3	Total
Assets at Value
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	—	—	$3,942,057	$3,942,057
Drug Discovery Technologies	—	—	4,874,746	4,874,746
Healthcare Services	—	—	5,255,869	5,255,869
Medical Devices and Diagnostics	—	—	23,869,500	23,869,500
Total Convertible Securities and Warrants	—	—	37,942,172	37,942,172
Common Stocks and Warrants				—
Biotechnologies/Biopharmaceuticals	$89,228,494	—	24,780	89,253,274
Drug Delivery	1,471,926	—	292,848	1,764,774
Drug Discovery Technologies	208,913	—	41,802	250,715
Generic Pharmaceuticals	37,069,012	—	48,533	37,117,545
Healthcare Services	54,019,354	—	2,222,220	56,241,574
Medical Devices and Diagnostics	87,076,037	—	102,443	87,178,480
Pharmaceuticals	31,499,727	—	—	31,499,727
Total Common Stocks and Warrants	300,573,463	—	2,732,626	303,306,089
Short-Term Investments	—	$25,384,860	—	25,384,860
Other Assets	—	—	534,997	534,997
Total Assets at Value	$300,573,463	$25,384,860	$41,209,795	$367,168,118

Liabilities at Value
Options Contracts Written	$65,900	$—	$—	$65,900

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3 Assets	Balance as of September 30, 2009	Accrued discounts/ premiums	Realized gain (loss) and change in unrealized appreciation (depreciation)	Net purchases/ sales	Net transfers in (out of) Level 3	Balance as of December 31, 2009
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$2,690,796	—	$1,134,542	$116,719	—	$3,942,057
Drug Discovery Technologies	4,874,746	—	—	—	—	4,874,746
Healthcare Services	5,255,869	—	—	—	—	5,255,869
Medical Devices and Diagnostics	27,394,646	—	(3,792,070)	266,924	—	23,869,500
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	277,541	—	32,817	—	$(285,578)	24,780
Drug Delivery	267,009	—	25,839	—	—	292,848
Drug Discovery Technologies	38,163	—	3,639	—	—	41,802
Generic Pharmaceuticals	30,333	—	18,200	—	—	48,533
Healthcare Services	2,222,220	—	—	—	—	2,222,220
Medical Devices and Diagnostics	69,480	—	32,963	—	—	102,443
Other Assets	922,146	—	293,018	(680,167)	—	534,997
Total	$44,042,949	—	$(2,251,052)	$(296,524)	$(285,578)	$41,209,795

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2009						$(2,557,129)

Investment Valuation – Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.   Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to regular oversight and ratification by the Trustees.  Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.  Each such fair value determination is based on a consideration of relevant factors.  Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; and (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies.  Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Venture Capital and Other Restricted Securities – The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets.  The value of these securities represents 11% of the Fund’s net assets at December 31, 2009.  The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2009.  The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (j)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$2,495,500	$0.06	$141,809
Akorn, Inc.
Warrants (expiration 3/08/11)	3/07/06	0.00	0.24	48,533
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0.00	0.21	24,780
Aveta, Inc.
Common	12/21/05	3,004,731	10.00	2,222,220
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,367,320	0.69	2,359,999
Cvt. Promissory Note	12/10/09	188,863	1.00	188,863
Warrants (expiration 12/11/19)	12/10/09	94	0.00	0
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,732	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.50	209,255
Series D Cvt. Pfd.	3/14/01	1,668,294	6.50	1,820,683
Series F Cvt. Pfd.	9/05/07	268,136	6.50	265,499
Warrants (expiration 9/05/15)	9/05/07	0.00	0.00	0
Clinical Data, Inc.
Contingent Value Rights	5/28/09	0.00	0.17	41,784
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	3,330,988	0.52	2,523,529
Series C Cvt. Pfd.	12/19/03	1,500,818	0.52	906,977
Series D Cvt. Pfd.	9/30/05	958,007	0.52	355,160
Series E Cvt. Pfd.	12/18/08	655,011	0.52	339,047
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	3,253,120	0.54	927,636
Subordinated Cvt. Promissory Note	12/18/09	71,201	1.00	69,858
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	2,475,591	1.07	2,458,333
Interlace Medical, Inc.
Series C Cvt. Pfd.	6/10/09	2,072,857	1.10	2,065,000
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52	1,920,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	1,002,546	0.65	199,812
Series D Cvt. Pfd. 18 Month Lock-up	9/04/08	315,748	0.00	0
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06, 11/04/09	3,117,537	1.00	3,109,861
Warrants (expiration 4/01/19)	4/03/09	0.00	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0.00	0.00	0
Masimo Laboratories, Inc.
Common	3/31/98	0.00	0.64	102,211
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0.00	0.00	0
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,801,555	0.001	1,548
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	961,365	0.001	1,263
Common	5/24/01, 7/02/07	2,409,096	0.001	93
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,967,403	0.21	2,950,000
Penwest Pharmaceuticals Co.
Warrants (expiration 3/11/13)	3/11/08	0.00	1.02	292,848
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Series F Cvt. Pfd.	7/21/08	122,580	0.78	116,363
Songbird Hearing, Inc.
Common	12/14/00	3,004,861	0.67	139
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	1.30	2,760,000
Series D Cvt. Pfd.	5/08/07	764,407	1.30	762,932
Cvt. Promissory Note	9/08/09, 10/09/09	226,375	1.00	219,313
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,748	1.66	108,181
Series I Cvt. Pfd.	7/08/05	579,958	1.66	247,939
Warrants (expiration 1/26/11)	1/26/05	0.00	0.00	0
Warrants (expiration 6/09/10)	6/09/04	0.00	0.00	0
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	2,958,518	2.50	2,304,688
Series E Cvt. Pfd.	6/20/08	592,532	2.50	441,618
Cvt. Promissory Note	6/12/09	598,183	1.00	590,000
Warrants (expiration 6/12/14)	6/12/09	59	0.00	0
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	3,902,233	0.25	18
		$64,088,286		$40,674,798

(j)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Federal Income Tax Cost - At December 31, 2009, the total cost of securities for Federal income tax purposes was $365,290,795. The net unrealized gain on securities held by the Fund was $1,342,326, including gross unrealized gain of $45,358,715 and gross unrealized loss of $44,016,389.

Affiliate Transactions - An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2009 were as follows:

Issuer	Value on October 1, 2009	Purchases	Sales	Income	Value on December 31, 2009

Agilix Corporation	$141,809	—	$—	—	$141,809
CardioKinetix, Inc.	2,359,999	$188,957	—	$468	2,548,862
Concentric Medical, Inc.	7,932,139	—	—	—	4,124,713
Elemé Medical, Inc.	910,393	69,858	—	265	997,494
Interlace Medical, Inc.	2,065,000	—	—	—	2,065,000
Medwave, Inc.	16,606	—	—	—	6,642
Palyon Medical Corporation	2,950,000	—	—	—	2,950,000
PHT Corporation	5,255,869	—	—	—	5,255,869
	$21,631,815	$258,815	$—	$733	$18,090,389

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	3/1/2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	3/1/2010